Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Detailed Information About Capital Computation

	December 31, 2020	December 31, 2019
Equity	$1,446,955	$403,059
Loans and borrowings	545,241	264,049

	1,992,196	667,108
Cash and cash equivalents	(344,926)	(67,716)

Total	$1,647,270	$599,392
The Company manages its capital structure and makes adjustments as necessary in light of economic conditions. The Company, upon approval from its Board of Directors, intends to balance its overall capital structure through new share issues or by undertaking other activities as deemed appropriate under the specific circumstances. To maintain its capital structure the Company may, from time to time, issue or buy back equity, repay debt or sell assets
.